Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	InMode Ltd.
Entity Central Index Key	0001742692
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39016
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Tavor Building
Entity Address, Address Line Two	Sha’ar Yokneam
Entity Address, Address Line Three	P.O. Box 533
Entity Address, City or Town	Yokneam
Entity Address, Postal Zip Code	2069206
Entity Address Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per ordinary share
Trading Symbol	INMD
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	63,358,750
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1309
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Contact Personnel Name	Moshe Mizrahy
Entity Address, Address Line One	Tavor Building
Entity Address, Address Line Two	Sha’ar Yokneam
Entity Address, Address Line Three	P.O. Box 533
Entity Address, City or Town	Yokneam
Entity Address, Postal Zip Code	2069206
Entity Address Country	IL
City Area Code	972
Local Phone Number	4-9096313